Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Assets
Cash	$ 198,808	$ 132,242	$ 223,661
Securities (note 4)	103,769	167,940	39,652
Loans, net of allowance for credit losses (note 5)	4,018,458	3,850,404	3,419,455
Other assets (note 6)	67,285	51,024	46,625
Total assets	4,388,320	4,201,610	3,729,393
Liabilities and Shareholders' Equity
Deposits	3,693,495	3,533,366	3,108,218
Subordinated notes payable (note 7)	101,108	106,850	104,532
Other liabilities (note 8)	193,614	184,236	160,124
Total liabilities	3,988,217	3,824,452	3,372,874
Shareholders' equity:
Share capital (note 9)	228,471	228,471	228,880
Contributed surplus	2,717	2,513	2,147
Retained earnings	168,776	146,043	125,398
Accumulated other comprehensive income	139	131	94
Total equity	400,103	377,158	356,519
Total equity and liabilities	$ 4,388,320	$ 4,201,610	$ 3,729,393